GOODWILL AND OTHER INTANGIBLE ASSETS, Other Intangible Assets (Details) - Intermex Holdings, Inc. and Subsidiaries [Member]	11 Months Ended
	Dec. 31, 2017 USD ($) Agent	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Abstract]
Accumulated amortization expense	$ (14,558,657)
Net amortizable intangibles	48,741,032
Total goodwill and other intangible assets	85,000,698
Agent Relationships [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles	$ 40,500,000
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life	15 years
Number of independent agents | Agent	5,000
Location turnover rate	17.40%
Trade Name [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles	$ 15,500,000
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life	15 years
Developed Technology [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles	$ 6,600,000
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life	15 years
Number of development years for state-of-the-art system	20 years
Obsolescence rate	18.00%
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles	$ 699,689
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life	10 years
Agent Locations [Member]
Finite-Lived Intangible Assets [Abstract]
Net amortizable intangibles	$ 610,859
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life	10 years
Predecessor Company [Member]
Finite-Lived Intangible Assets [Abstract]
Accumulated amortization expense		$ (29,582,590)
Net amortizable intangibles		1,047,634
Total goodwill and other intangible assets		6,347,634
Predecessor Company [Member] | Agent Relationships [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles		29,200,000
Predecessor Company [Member] | Developed Technology [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles		0
Predecessor Company [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles		1,430,224
Predecessor Company [Member] | Agent Locations [Member]
Finite-Lived Intangible Assets [Abstract]
Net amortizable intangibles		$ 691,798